Lease (Details) - Schedule of Operating Leases Obligation - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance lease cost:
Depreciation		$ 47,818
Interest on lease liabilities		1,435
Operating lease cost	$ 252,345	349,031	$ 425,280
Short-term lease cost	65,221	85,598
Variable lease cost
Sublease income
Total lease cost	317,566	483,882
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	389,365	369,505
Financing cash flows from finance leases		49,358	53,846
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 338,525	$ 549,596
Weighted-average remaining lease term – finance leases
Weighted-average remaining lease term – operating leases	1 year 10 months 24 days	1 year 1 month 6 days
Weighted-average discount rate – finance leases		2.50%
Weighted-average discount rate – operating leases	8.00%	8.00%